JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.3%
Alternative Assets — 2.0%
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	4,892	70,643

Fixed Income — 67.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	89,790	1,077,485
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	53,853	458,824
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,220	34,604
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	8,670	78,813
JPMorgan Government Bond Fund Class R6 Shares (a)	3,715	40,343
JPMorgan High Yield Fund Class R6 Shares (a)	14,771	106,498
JPMorgan Income Fund Class R6 Shares (a)	11,063	106,649
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,149	62,961
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	29,108	294,570
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	5,671	65,158
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	3,454	34,124

Total Fixed Income		2,360,029

International Equity — 8.7%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	3,145	38,901
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,726	51,185
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	966	23,173
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	1,992	43,112
JPMorgan International Equity Fund Class R6 Shares (a)	1,509	25,705
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	6,933	121,954

Total International Equity		304,030

U.S. Equity — 19.7%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,098	57,313
JPMorgan Intrepid America Fund Class R6 Shares (a)	4,161	155,371
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	1,421	80,520
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	948	41,034
JPMorgan Large Cap Value Fund Class R6 Shares (a)	1,419	19,908
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	4,857	48,428
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	876	33,508
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,243	31,419
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,188	163,518
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,459	52,729

Total U.S. Equity		683,748

TOTAL INVESTMENT COMPANIES (Cost $2,971,341)		3,418,450

SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b) (Cost $59,411)	59,411	59,411

Total Investments — 100.0% (Cost $3,030,752)		3,477,861
Liabilities in Excess of Other Assets — 0.0% (c)		(1,366)

Net Assets — 100.0%		3,476,495

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,477,861	$—	$—	$3,477,861

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,063,660	$7,759	$13,013	$370	$18,709	$1,077,485	89,790	$7,760	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	449,252	3,688	—	—	5,884	458,824	53,853	3,688	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	40,505	—	—	—	(1,604)	38,901	3,145	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	35,823	448	1,721	27	27	34,604	4,220	448	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	52,237	—	—	—	(1,052)	51,185	1,726	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	56,914	296	1,030	351	782	57,313	3,098	295	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	25,239	—	1,380	(55)	(631)	23,173	966	—	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	79,278	1,002	1,033	(108)	(326)	78,813	8,670	1,002	—
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	46,301	—	3,451	330	(68)	43,112	1,992	—	—
JPMorgan Government Bond Fund Class R6 Shares (a)	37,739	1,968	—	—	636	40,343	3,715	252	—
JPMorgan High Yield Fund Class R6 Shares (a)	100,446	6,352	—	—	(300)	106,498	14,771	1,546	—
JPMorgan Income Fund Class R6 Shares (a)	104,309	1,353	—	—	987	106,649	11,063	1,353	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	62,568	394	—	—	(1)	62,961	6,149	393	—
JPMorgan International Equity Fund Class R6 Shares (a)	27,175	—	1,036	125	(559)	25,705	1,509	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	125,255	—	2,404	(95)	(802)	121,954	6,933	—	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	156,000	—	1,373	152	592	155,371	4,161	—	—
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	81,748	—	1,035	174	(367)	80,520	1,421	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	43,152	—	1,716	394	(796)	41,034	948	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	20,665	81	1,035	175	22	19,908	1,419	81	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	289,258	4,735	—	—	577	294,570	29,108	1,990	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	44,919	3,421	—	—	88	48,428	4,857	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	34,234	—	—	—	(726)	33,508	876	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	27,792	3,519	—	—	108	31,419	1,243	99	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	64,851	476	—	—	(169)	65,158	5,671	477	—
JPMorgan Systematic Alpha Fund Class R6 Shares *(a)	71,049	—	1,723	(154)	1,471	70,643	4,892	—	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	153,308	10,721	1,716	215	990	163,518	10,188	459	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a)(b)	43,626	50,447	34,662	—	—	59,411	59,411	281	—
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	33,730	292	—	—	102	34,124	3,454	292	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	53,069	—	1,029	448	241	52,729	1,459	—	—

Total	$3,424,102	$96,952	$69,357	$2,349	$23,815	$3,477,861		$20,416	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.